Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value on Initial Fixed $100 Investment(3)
Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid for PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs(2)	TSR	Peer Group TSR(4)	Net Income /(Loss)	Revenue(5)
2026	$19,909,500	$(3,617,162)	$4,964,975	$(827,299)	$121	$226	$70,657,000	$1,183,690,000
2025	$18,811,603	$42,127,082	$7,057,946	$11,393,342	$245	$169	$76,106,000	$995,619,000
2024	$12,107,760	$30,293,753	$3,901,453	$3,890,783	$157	$161	$168,906,000	$839,247,000
2023	$10,852,803	$8,128,462	$3,237,743	$1,706,699	$88	$108	$(35,774,000)	$784,590,000
2022	$10,760,212	$11,275,932	$3,342,790	$3,534,151	$103	$120	$33,624,000	$769,591,000

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	During fiscal years 2026, 2025, 2024, 2023, and 2022 our PEO and non-PEO NEOs were as follows:

Year	PEO (CEO)	Non-PEO (NEOs)
2026	Sanjay Mirchandani	Gary Merrill, Danielle Abrahamsen, Jen DiRico
2025	Sanjay Mirchandani	Jen DiRico, Gary Merrill
2024	Sanjay Mirchandani	Gary Merrill, Riccardo Di Blasio
2023	Sanjay Mirchandani	Gary Merrill, Riccardo Di Blasio, Brian Carolan
2022	Sanjay Mirchandani	Riccardo Di Blasio, Brian Carolan

Peer Group Issuers, Footnote	The TSR Peer Group consists of the companies included in the Nasdaq Computer Index, as used in the company’s performance graph in our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 19,909,500	$ 18,811,603	$ 12,107,760	$ 10,852,803	$ 10,760,212
PEO Actually Paid Compensation Amount	$ (3,617,162)	42,127,082	30,293,753	8,128,462	11,275,932
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid”:

PEO		2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	$10,760,212	$10,852,803	$12,107,760	$18,811,603	$19,909,500
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$9,413,382	$9,722,388	$10,694,658	$16,522,465	$18,046,786
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$10,030,014	$9,814,556	$19,279,768	$25,421,345	$5,437,745
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(616,535)	$(1,773,893)	$7,094,774	$8,621,030	$(13,227,555)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$515,623	$(1,042,616)	$2,506,109	$5,795,569	$2,309,934
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
=	Compensation Actually Paid	$11,275,932	$8,128,462	$30,293,753	$42,127,082	$(3,617,162)

NEO Average		2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	$3,342,790	$3,237,743	$3,901,453	$7,057,946	$4,964,975
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$2,491,707	$2,559,448	$3,142,162	$6,048,230	$4,195,544
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$2,655,470	$2,185,843	$3,179,994	$8,385,381	$762,404
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(165,930)	$(924,865)	$625,474	$1,264,427	$(1,705,358)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$287,324	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$193,528	$(209,402)	$432,318	$733,818	$463,362
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$310,496	$1,106,294	$—	$1,117,138
=	Compensation Actually Paid	$3,534,151	$1,706,699	$3,890,783	$11,393,342	$(827,299)

Non-PEO NEO Average Total Compensation Amount	$ 4,964,975	7,057,946	3,901,453	3,237,743	3,342,790
Non-PEO NEO Average Compensation Actually Paid Amount	$ (827,299)	11,393,342	3,890,783	1,706,699	3,534,151
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid”:

PEO		2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	$10,760,212	$10,852,803	$12,107,760	$18,811,603	$19,909,500
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$9,413,382	$9,722,388	$10,694,658	$16,522,465	$18,046,786
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$10,030,014	$9,814,556	$19,279,768	$25,421,345	$5,437,745
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(616,535)	$(1,773,893)	$7,094,774	$8,621,030	$(13,227,555)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$515,623	$(1,042,616)	$2,506,109	$5,795,569	$2,309,934
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
=	Compensation Actually Paid	$11,275,932	$8,128,462	$30,293,753	$42,127,082	$(3,617,162)

NEO Average		2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	$3,342,790	$3,237,743	$3,901,453	$7,057,946	$4,964,975
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$2,491,707	$2,559,448	$3,142,162	$6,048,230	$4,195,544
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$2,655,470	$2,185,843	$3,179,994	$8,385,381	$762,404
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(165,930)	$(924,865)	$625,474	$1,264,427	$(1,705,358)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$287,324	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$193,528	$(209,402)	$432,318	$733,818	$463,362
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$310,496	$1,106,294	$—	$1,117,138
=	Compensation Actually Paid	$3,534,151	$1,706,699	$3,890,783	$11,393,342	$(827,299)

Compensation Actually Paid vs. Total Shareholder Return	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our TSR for the period presented in the Pay-Versus-Performance table.
Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our net income for the period presented in the Pay-Versus-Performance table.
Compensation Actually Paid vs. Company Selected Measure	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our revenue for the period presented in the Pay-Versus-Performance table.
Total Shareholder Return Vs Peer Group	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our TSR for the period presented in the Pay-Versus-Performance table.
Tabular List, Table

Company Performance Measures
Revenue
Non-GAAP EBIT
Relative TSR
ARR

Total Shareholder Return Amount	$ 121	245	157	88	103
Peer Group Total Shareholder Return Amount	226	169	161	108	120
Net Income (Loss)	$ 70,657,000	$ 76,106,000	$ 168,906,000	$ (35,774,000)	$ 33,624,000
Company Selected Measure Amount	1,183,690,000	995,619,000	839,247,000	784,590,000	769,591,000
PEO Name	Sanjay Mirchandani	Sanjay Mirchandani	Sanjay Mirchandani	Sanjay Mirchandani	Sanjay Mirchandani
Additional 402(v) Disclosure	Pursuant to SEC rules, the comparison assumes $100 was invested on March 31, 2021. Historical stock price performance is not necessarily indicative of future stock price performance.The measure has been designated as the “Company-Selected Measure” for fiscal 2026, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs in fiscal 2026.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ARR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,046,786)	$ (16,522,465)	$ (10,694,658)	$ (9,722,388)	$ (9,413,382)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,437,745	25,421,345	19,279,768	9,814,556	10,030,014
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,227,555)	8,621,030	7,094,774	(1,773,893)	(616,535)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,309,934	5,795,569	2,506,109	(1,042,616)	515,623
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,195,544)	(6,048,230)	(3,142,162)	(2,559,448)	(2,491,707)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	762,404	8,385,381	3,179,994	2,185,843	2,655,470
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,705,358)	1,264,427	625,474	(924,865)	(165,930)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	287,324	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,362	733,818	432,318	(209,402)	193,528
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,117,138)	$ 0	$ (1,106,294)	$ (310,496)	$ 0